Income Taxes- Schedule of Unrecognized Tax Benefits Roll Forward (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Beginning Balance	$ 3,675	$ 2,579
Additions for current year	386	1,073
Additions for prior years	246	23
Ending Balance	$ 4,307	$ 3,675